Related Party Transactions - Schedule of Sales to Related Parties (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Nanjing Guosheng Huaxing [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Sales to related parties	$ 5,868	$ 5,868